UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00041

GENERAL AMERICAN INVESTORS COMPANY, INC.
(Exact name of registrant as specified in charter)

530 Fifth Avenue, 26th Floor, New York, New York 10036
(Address of principal executive offices) (Zip code)

Eugene S. Stark

General American Investors Company, Inc.

530 Fifth Avenue

26th Floor

New York, New York 10036

(Name and address of agent for service)

Copy to:

John E. Baumgardner, Jr., Esq.

Sullivan & Cromwell LLP

125 Broad Street

New York, New York 10004

Registrant's telephone number, including area code: 212-916-8400

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

TO THE STOCKHOLDERS

F

or the six months ended June 30, 2021, return as measured based upon net asset value (NAV) per common share, including reinvestment of dividends and distributions, was 16.11% while the investment return to our stockholders (based upon market price per share), also including reinvestment of dividends and distributions, was 17.50%. By comparison, the return for our benchmark, the Standard and Poor’s 500 Stock Index (including income), was 15.25% during this period. For the twelve months ended June 30, 2021, return on net asset value was 41.67% and return to our stockholders was 46.66% which compares to the return of the S&P 500 Stock Index of 40.79%. During both time periods, the discount at which our shares traded continued to fluctuate and on June 30, 2021 it was 14.46%.

As detailed in the accompanying financial statements (unaudited), as of June 30, 2021, the net assets applicable to the Company’s Common Stock were $1,227,414,148 equal to $50.76 per Common Share.

The increase in net assets resulting from operations for the six months ended June 30, 2021 was $167,403,668. During this period, the net realized gain on investments was $51,684,338 and the increase in net unrealized appreciation was $120,606,112. Net investment income for the six months was $769,204. Distributions to preferred and common shareholders amounted to $5,655,986 and $6,149,060, respectively. During the six months, the Company also repurchased 546,332 of its shares at a cost of $21,811,523, an average discount to net asset value of 14.6%.

The U.S. and world equity markets performed well in the second quarter as economies continued to expand rapidly thanks to broadening distribution of vaccines. As well, evidence that the vaccines also work against a number of variants amid U.S. households flush with government stimulus checks, a high savings rate, improved employment prospects and high consumer confidence have accelerated consumption. As inventories of a variety of goods and the available supply of services declined during the pandemic, prices have adjusted upward to reflect the new reality of shortages. Limited availability of semiconductors, furthermore, have led to downstream production shortfalls for autos, dishwashers, refrigerators, consumer electronics and a myriad of other goods. Services including travel bookings, restaurant reservations, and events all have reduced capacity and are experiencing price increases, some significant. And while some will surely fade as capacity expands and supply chains improve, many may not. Expected transitory price increases may linger for longer as wages are pushed higher amidst elevated quit rates, a deficit of available workers and rapidly expanding job listings. Some of these imbalances may be policy related as government transfer payments exceed pay for many workers, leaving some with incentive to defer employment. In conjunction with continued expansive fiscal policy reflected in upcoming government spending packages and thus far, an acquiescent Federal Reserve, near term growth prospects continue to appear robust, albeit potentially at a decelerating pace.

In sum, a significant amount of excess liquidity still exists in the U.S. and developed economies including nearly $5 trillion, or roughly 23% of U.S. Gross Domestic Product, in money market accounts, likely providing significant support to markets, notwithstanding the possibility of corrections that are typical of bull markets. And though monetary policy may be on the verge of a shift, fiscal policy, if recent proposals are taken at face value, could overwhelm the speculated tightening. Earnings may continue their elevated growth rates, albeit decelerating, while earnings multiples may appear to be stretched. While interest rates remain low, income and investment tax policy represent a potentially significant drag for taxable investors and corporations, particularly when joined with higher inflation and its associated eventual tax bracket creep. Margins, though expanding off the bottom of a Covid related contraction, seem to be at some risk to rising input prices. Thus, equity valuations appear fair and perhaps full, leaving little room for company disappointments or policy error. On the whole, equities seem relatively better positioned for inflation and continued robust growth. The bond market’s recent behavior, however, does suggest some caution is warranted.

Information about the Company, including our investment objectives, operating policies and procedures, investment results, record of dividend and distribution payments, financial reports, and press releases, is on our website and has been updated through June 30, 2021. It can be accessed on the internet at www.generalamericaninvestors.com.

By Order of the Board of Directors,

General American Investors Company, Inc.

Jeffrey W. Priest
President and Chief Executive Officer

July 28, 2021

2

STATEMENT OF INVESTMENTS June 30, 2021 (Unaudited)
General American Investors

	Shares	COMMON STOCKS		Value (Note 1a)
Communication Services (12.8%)	Media and Entertainment (10.4%)
	26,500	Alphabet Inc. (a)		$66,417,480
	50,500	Facebook, Inc. - Class A (a)		17,559,355
	159,035	Liberty Broadband Corporation - Series C (a)		27,618,018
	91,478	The Walt Disney Company (a)		16,079,088
			(Cost $50,473,702)	127,673,941
	Telecommunication Services (2.4%)
	202,950	T-Mobile US, Inc. (a)	(Cost $22,887,883)	29,393,249
			(Cost $73,361,585)	157,067,190

Consumer Discretionary (12.6%)	Automobiles and Components (0.8%)
	183,575	CDK Global, Inc.	(Cost $9,175,980)	9,121,842

	Retailing (11.8%)
	37,761	Advance Auto Parts, Inc.		7,746,291
	14,500	Amazon.com, Inc. (a)		49,882,320
	3,000	Booking Holdings Inc. (a)		6,564,270
	74,565	Expedia Group, Inc. (a)		12,207,036
	130,951	Target Corporation		31,656,095
	550,092	The TJX Companies, Inc.		37,087,203
			(Cost $43,130,500)	145,143,215
			(Cost $52,306,480)	154,265,057

Consumer Staples (11.3%)	Food, Beverage and Tobacco (6.0%)
	100,118	Danone (France)		7,048,106
	25,000	Diageo plc ADR (United Kingdom)		4,792,250
	325,000	Nestlé S.A. (Switzerland)		40,471,764
	140,000	PepsiCo, Inc.		20,743,800
			(Cost $23,203,048)	73,055,920
	Food and Staples Retailing (2.8%)
	65,000	Costco Wholesale Corporation		25,718,550
	65,140	Walmart Inc.		9,186,043
			(Cost $10,411,400)	34,904,593

	Household and Personal Products (2.5%)
	530,000	Unilever PLC (Netherlands/United Kingdom)	(Cost $15,024,215)	31,023,314
			(Cost $48,638,663)	138,983,827

Energy (3.3%)	669,230	Cameco Corporation (Canada)		12,835,831
	96,991	Chevron Corporation		10,158,837
	1,050,030	Energy Transfer LP		11,161,819
	3,830,440	Gulf Coast Ultra Deep Royalty Trust		95,761
	296,300	Halliburton Company		6,850,456
			(Cost $24,573,618)	41,102,704

Financials (16.0%)	Banks (2.3%)
	80,000	JPMorgan Chase & Co.		12,443,200
	110,000	M&T Bank Corporation		15,984,100
			(Cost $3,239,993)	28,427,300

3

STATEMENT OF INVESTMENTS June 30, 2021 (Unaudited) - continued
General American Investors

	Shares	COMMON STOCKS (continued)		Value (Note 1a)
Financials (16.0%) (continued)	Diversified Financials (6.0%)
	110	Berkshire Hathaway Inc. - Class A (a)(b)		$46,046,110
	31,549	Berkshire Hathaway Inc. - Class B (a)		8,768,098
	243,415	Nelnet, Inc.		18,312,110
			(Cost $9,498,918)	73,126,318
	Insurance (7.7%)
	856,828	Arch Capital Group Ltd. (a) (Bermuda)		33,364,882
	250,000	Axis Capital Holdings Limited (Bermuda)		12,252,500
	121,500	Everest Re Group, Ltd. (Bermuda)		30,619,215
	316,927	MetLife, Inc.		18,968,081
			(Cost $28,961,538)	95,204,678
			(Cost $41,700,449)	196,758,296

Health Care (7.9%)	Health Care Equipment and Services (0.6%)
	62,000	Abbott Laboratories	(Cost $5,079,301)	7,187,660

	Pharmaceuticals, Biotechnology and Life Sciences (7.3%)
	100,900	Gilead Sciences, Inc.		6,947,974
	350,804	Intra-Cellular Therapies, Inc. (a)		14,319,819
	76,471	Kindred Biosciences, Inc. (a)		701,239
	245,191	Merck & Co., Inc.		19,068,504
	1,041,197	Paratek Pharmaceuticals, Inc. (a)		7,100,964
	365,808	Pfizer Inc.		14,325,041
	13,001	Regeneron Pharmaceuticals, Inc. (a)		7,261,579
	850,000	Valneva SE (a) (France)		11,227,868
	75,000	Valneva SE ADS (a) (France)		1,976,250
	1,877,497	VBI Vaccines, Inc. (a) (Canada)		6,289,615
			(Cost $51,702,557)	89,218,853
			(Cost $56,781,858)	96,406,513

Industrials (9.0%)	Capital Goods (3.0%)
	146,131	Eaton Corporation plc (Ireland)		21,653,692
	175,000	Raytheon Technologies Corporation		14,929,250
			(Cost $17,272,799)	36,582,942
	Commercial and Professional Services (6.0%)
	189,085	Otis Worldwide Corporation		15,461,480
	524,895	Republic Services, Inc.		57,743,699
			(Cost $17,016,794)	73,205,179
			(Cost $34,289,593)	109,788,121

Information Technology (26.9%)	Semiconductors and Semiconductor Equipment (9.7%)
	333,364	AIXTRON SE (a) (Germany)		9,032,294
	131,652	Applied Materials, Inc.		18,747,245
	82,850	ASML Holding N.V. (Netherlands)		57,236,094
	26,000	Broadcom Inc.		12,397,840
	115,000	Intel Corporation		6,456,100
	68,009	Universal Display Corporation		15,120,441
			(Cost $35,139,085)	118,990,014

4

STATEMENT OF INVESTMENTS June 30, 2021 (Unaudited) - continued
General American Investors

(see notes to unaudited financial statements)

	Shares	COMMON STOCKS (continued)		Value (Note 1a)
Information Technology (26.9%) (continued)	Software and Services (11.0%)
	92,653	Akamai Technologies, Inc. (a)		$10,803,340
	43,000	Autodesk, Inc. (a)		12,551,700
	104,101	Citrix Systems, Inc.		12,207,924
	115,000	Fiserv, Inc. (a)		12,292,350
	235,000	Microsoft Corporation		63,661,500
	350,000	Nuance Communications, Inc. (a)		19,054,000
	11,000	Tyler Technologies, Inc. (a)		4,976,070
			(Cost $66,105,381)	135,546,884
	Technology, Hardware and Equipment (6.2%)
	348,000	Apple Inc.		47,662,080
	525,000	Cisco Systems, Inc.		27,825,000
			(Cost $10,176,168)	75,487,080
			(Cost $111,420,634)	330,023,978

Materials (3.0%)	157,554	Agnico Eagle Mines Limited (Canada)		9,524,139
	380,300	Barrick Gold Corporation (Canada)		7,864,604
	644,669	Cleveland-Cliffs Inc. (a)		13,899,064
	28,752	Rogers Corporation (a)		5,773,402
			(Cost $29,066,194)	37,061,209

Miscellanous (1.6%)	1,958,438	Other (c)	(Cost $17,636,887)	19,828,238

		TOTAL COMMON STOCKS (104.4%)	(Cost $489,775,961)	1,281,285,133

	Rights	Rights (a)
Pharmaceuticals, Biotechnology and Life Sciences (0.0%)	1,415,824	Elanco Animal Health Incorporated/December 31, 2021/$0.25	(Cost $35,646)	—

		Options (a)
Call Options	Contracts (100 shares each)	Company/Expiration Date/Exercise Price/Notional
Pharmaceuticals, Biotechnology and Life Sciences (0.0%)	1,099	Vaxart, Inc./July 16, 2021/$7.50/$824,250	(Cost $80,911)	71,435

	Shares	SHORT-TERM SECURITY AND OTHER ASSETS
	154,810,707	State Street Institutional Treasury Plus Money Market Fund,
		Trust Class, 0.01% (d) (12.6%)	(Cost $154,810,707)	154,810,707

TOTAL INVESTMENTS (e) (117.0%)			(Cost $644,703,225)	1,436,167,275
Liabilities in excess of other assets (-1.5%)				(18,635,952)
				1,417,531,323
PREFERRED STOCK (-15.5%)				(190,117,175)
NET ASSETS APPLICABLE TO COMMON STOCK (100%)				$1,227,414,148

ADR - American Depository Receipt

ADS - American Depository Shares

(a)Non-income producing security.

(b)50 shares of 110 total shares held as collateral for options written.

(c)Securities which have been held for less than one year, not previously disclosed, and not restricted.

(d)7-day yield.

(e)At June 30, 2021, the cost of investments and derivatives for Federal income tax purposes was $645,214,399; aggregate gross unrealized appreciation was $801,158,219; aggregate gross unrealized depreciation was $9,343,305; and net unrealized appreciation was $791,814,914.

5

STATEMENT OF OPTIONS WRITTEN June 30, 2021 (Unaudited)
General American Investors

(see notes to unaudited financial statements)

Call Options	Contracts (100 shares each)	Company/Expiration Date/Exercise Price/Notional	Premiums Received*	Value (Note 1a)
Materials (0.0%)	500	Cleveland-Cliffs Inc./July 16, 2021/$22/$1,100,000	$67,650	$49,500
	1,500	Cleveland-Cliffs Inc./July 16, 2021/$23/$3,450,000	526,821	103,500
			594,471	153,000

Pharmaceuticals, Biotechnology and Life Sciences (0.0%)	500	Vaxart, Inc./July 16, 2021/$12.50/$625,000	54,819	12,000

Semiconductors and Semiconductor Equipment (0.0%)	1,100	Intel Corporation/July 16, 2021/$57.50/$6,325,000	201,261	67,100

		TOTAL CALL OPTIONS (0.0%)	850,551	232,100

Put Options
Media and Entertainment (0.1%)	2,700	ANGI Inc./August 20, 2021/$15/$4,050,000	816,169	607,500

Pharmaceuticals, Biotechnology and Life Sciences (0.0%)	395	Vaxart, Inc./July 16, 2021/$5/$197,500	37,288	2,370

		TOTAL PUT OPTIONS (0.1%)	853,457	609,870

		TOTAL OPTIONS WRITTEN (0.1%)	$1,704,008	$841,970

*The maximum cash outlay if all options are exercised is $15,747,500.

6

MAJOR STOCK CHANGES (a): Three Months Ended June 30, 2021 (Unaudited)
General American Investors

(see notes to unaudited financial statements)

Increases	Net Shares Transacted	Shares Held
New Positions
Advance Auto Parts, Inc.	37,761	37,761
Autodesk, Inc.	43,000	43,000
Broadcom Inc.	26,000	26,000
Fiserv, Inc	115,000	115,000
Intel Corporation	115,000	115,000
Regeneron Pharmaceuticals, Inc.	1,500	13,001	(b)
Rogers Corporation	3,841	28,752	(b)
Valneva SE ADS	75,000	75,000

Additions
Agnico Eagle Mines Limited	25,000	157,554
AIXTRON SE	40,000	333,364
Chevron Corporation	19,164	96,991
Citrix Systems, Inc.	29,000	104,101
Intra-Cellular Therapies, Inc.	3,307	350,804
Nuance Communications, Inc.	100,000	350,000
Paratek Pharmaceuticals, Inc.	54,602	1,041,197
T-Mobile US, Inc.	10,000	202,950
VBI Vaccines, Inc.	50,000	1,877,497

Decreases
Eliminations
Biohaven Pharmaceutical Holding Company Ltd.	45,000	—
Helix Energy Solutions Group, Inc.	350,000	—
Lumentum Holdings Inc.	95,000	—

Reductions
Apple Inc.	10,000	348,000
Applied Materials, Inc.	10,000	131,652
ASML Holding N.V.	3,000	82,850
Berkshire Hathaway Inc. - Class B	5,000	31,549
Cleveland-Cliffs Inc.	55,000	644,669
Diageo plc ADR	15,810	25,000
Energy Transfer LP	176,404	1,050,030
Kindred Biosciences, Inc.	208,529	76,471
Microsoft Corporation	10,000	235,000
Pfizer Inc.	25,000	365,808
Raytheon Technologies Corporation	42,541	175,000
Republic Services, Inc.	38,000	524,895
Walmart Inc.	35,000	65,140

(a)Common shares unless otherwise noted.

(b)Shares purchased in prior period and previously carried under Common Stocks - Miscellaneous - Other.

7

PORTFOLIO DIVERSIFICATION June 30, 2021 (Unaudited)
General American Investors

(see notes to unaudited financial statements)

The diversification of the Company’s net assets applicable to its Common Stock by industry group as of June 30, 2021 is shown in the table.

Industry Category	Cost (000)	Value (000)	Percent Common Net Assets*
Information Technology
Semiconductors & Semiconductor Equipment	$35,139	$118,990	9.7%
Software & Services	66,105	135,547	11.0
Technology, Hardware & Equipment	10,176	75,487	6.2
	111,420	330,024	26.9
Financials
Banks	3,240	28,427	2.3
Diversified Financials	9,499	73,126	6.0
Insurance	28,961	95,205	7.7
	41,700	196,758	16.0
Communication Services
Media & Entertainment	50,474	127,674	10.4
Telecommunication Services	22,888	29,393	2.4
	73,362	157,067	12.8
Consumer Discretionary
Automobiles & Components	9,176	9,122	0.8
Retailing	43,130	145,143	11.8
	52,306	154,265	12.6
Consumer Staples
Food, Beverage & Tobacco	23,203	73,056	6.0
Food & Staples Retailing	10,412	34,905	2.8
Household & Personal Products	15,024	31,023	2.5
	48,639	138,984	11.3
Industrials
Capital Goods	17,273	36,583	3.0
Commercial & Professional Services	17,017	73,205	6.0
	34,290	109,788	9.0
Health Care
Health Care Equipment & Services	5,079	7,188	0.6
Pharmaceuticals, Biotechnology & Life Sciences	51,819	89,290	7.3
	56,898	96,478	7.9

Energy	24,574	41,103	3.3
Materials	29,066	37,061	3.0
Miscellaneous**	17,637	19,828	1.6

	489,892	1,281,356	104.4
Short-Term Securities	154,811	154,811	12.6
Total Investments	$644,703	1,436,167	117.0
Liabilities in Excess of Other Assets		(18,636)	(1.5)
Preferred Stock		(190,117)	(15.5)
Net Assets Applicable to Common Stock		$1,227,414	100.0%

*Net Assets applicable to the Company’s Common Stock

**Securities which have been held for less than one year, not previously disclosed, and not restricted.

8

STATEMENT OF ASSETS AND LIABILITIES June 30, 2021 (Unaudited)
General American Investors

(see notes to unaudited financial statements)

Assets
INVESTMENTS, AT VALUE (NOTE 1a)
Common stocks (cost $489,775,961)		$1,281,285,133
Rights (cost $35,646)		—
Purchased options (cost $80,911; note 4)		71,435
Money market fund (cost $154,810,707)		154,810,707

Total investments (cost $644,703,225)		1,436,167,275

OTHER ASSETS
Receivable for securities sold	$5,944,387
Dividends, interest and other receivables	1,159,876
Present value of future office lease payments (note 8)	4,279,633
Qualified pension plan asset, net excess funded (note 7)	5,431,912
Prepaid expenses, fixed assets, and other assets	1,134,385	17,950,193

TOTAL ASSETS		1,454,117,468

Liabilities
Payable for securities purchased	15,331,919
Accrued preferred stock dividend not yet declared	219,955
Outstanding options written, at value (premiums received $1,704,008; note 4)	841,970
Accrued compensation payable to officers and employees	1,983,563
Present value of future office lease payments (note 8)	4,279,633
Accrued supplemental pension plan liability (note 7)	6,987,190
Accrued supplemental thrift plan liability (note 7)	6,457,666
Accrued expenses and other liabilities	484,249

TOTAL LIABILITIES		36,586,145

5.95% CUMULATIVE PREFERRED STOCK, SERIES B -
7,604,687 shares at a liquidation value of $25 per share (note 5)		190,117,175

NET ASSETS APPLICABLE TO COMMON STOCK - 24,181,874 shares (note 5)		$1,227,414,148

NET ASSET VALUE PER COMMON SHARE		$50.76

Net Assets Applicable to Common Stock
Common Stock, 24,181,874 shares at par value (note 5)	$24,181,874
Additional paid-in capital (note 5)	369,421,814
Unallocated distributions on Preferred Stock	(5,875,941)
Total distributable earnings (note 5)	843,072,284
Accumulated other comprehensive loss (note 7)	(3,385,883)

NET ASSETS APPLICABLE TO COMMON STOCK		$1,227,414,148

9

STATEMENT OF OPERATIONS Six Months Ended June 30, 2021 (Unaudited)
General American Investors

(see notes to unaudited financial statements)

Income
Dividends (net of foreign withholding taxes of $259,300)		$8,186,286
Interest		7,809
		8,194,095

Expenses
Investment research	$4,520,860
Administration and operations	1,856,231
Office space and general	502,837
Transfer agent, custodian, and registrar fees and expenses	165,235
Auditing and legal fees	148,766
Directors’ fees and expenses	106,493
State and local taxes	75,872
Stockholders’ meeting and reports	48,597	7,424,891
NET INVESTMENT INCOME		769,204

Realized Gain and Change In Unrealized Appreciation on Investments (Notes 1, 3 and 4)
Net realized gain on investments:
Common stock	51,053,228
Purchased options	(104,025)
Written options	735,135
	51,684,338
Net increase in unrealized appreciation:
Common stocks and rights	118,376,909
Purchased options	475,199
Written options	1,754,004
	120,606,112
GAINS AND APPRECIATION ON INVESTMENTS		172,290,450
NET INVESTMENT INCOME, GAINS, AND APPRECIATION ON INVESTMENTS		173,059,654
DISTRIBUTIONS TO PREFERRED STOCKHOLDERS		(5,655,986)
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS		$167,403,668

STATEMENTS OF CHANGES IN NET ASSETS

Operations	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Net investment income	$769,204	$3,134,606
Net realized gain on investments	51,684,338	74,962,718
Net increase (decrease) in unrealized appreciation	120,606,112	(1,125,262)
	173,059,654	76,972,062

Distributions to Preferred Stockholders	(5,655,986)	(11,311,972)
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	167,403,668	65,660,090
OTHER COMPREHENSIVE INCOME
Funded status of defined benefit plans (note 7)	—	803,084

Distributions to Common Stockholders	(6,149,060)	(60,588,552)

Capital Share Transactions (Note 5)
Value of Common Shares issued in payment of dividends and distributions	—	26,713,960
Cost of Common Shares purchased	(21,811,523)	(26,315,133)
INCREASE (DECREASE) IN NET ASSETS - CAPITAL TRANSACTIONS	(21,811,523)	398,827
NET INCREASE IN NET ASSETS	139,443,085	6,273,449

Net Assets Applicable to Common Stock
BEGINNING OF PERIOD	1,087,971,063	1,081,697,614
END OF PERIOD	$1,227,414,148	$1,087,971,063

10

FINANCIAL HIGHLIGHTS
General American Investors

(see notes to unaudited financial statements)

The following table shows per share operating performance data, total investment return, ratios, and supplemental data for the six months ended June 30, 2021 and for each year in the five-year period ended December 31, 2020. This information has been derived from information contained in the financial statements and market price data for the Company’s shares.

	Six Months Ended June 30, 2021 (unaudited)	Year Ended December 31,
		2020	2019	2018	2017	2016
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$44.00	$43.70	$34.51	$40.47	$37.56	$37.74
Net investment income	0.03	0.13	0.33	0.31	0.32	0.30
Net gain (loss) on common stocks, options and other realized and unrealized	7.21	3.10	11.78	(3.03)	6.23	3.10
Other comprehensive income (loss)	—	0.03	(0.01)	(0.05)	0.08	0.02
	7.24	3.26	12.10	(2.77)	6.63	3.42
Distributions on Preferred Stock:
Dividends from net investment income	—	(0.03)	(0.07)	(0.06)	(0.04)	(0.04)
Distributions from net capital gains	—	(0.43)	(0.39)	(0.38)	(0.39)	(0.38)
Unallocated	(0.23)	—	—	—	—	—
	(0.23)	(0.46)	(0.46)	(0.44)	(0.43)	(0.42)
Total from investment operations	7.01	2.80	11.64	(3.21)	6.20	3.00
Distributions on Common Stock:
Dividends from net investment income	—	(0.15)	(0.39)	(0.29)	(0.30)	(0.33)
Distributions from net capital gains	(0.25)	(2.35)	(2.06)	(2.46)	(2.99)	(2.85)
	(0.25)	(2.50)	(2.45)	(2.75)	(3.29)	(3.18)
Net asset value, end of period	$50.76	$44.00	$43.70	$34.51	$40.47	$37.56
Per share market value, end of period	$43.42	$37.19	$37.74	$28.44	$34.40	$31.18

TOTAL INVESTMENT RETURN -
Stockholder return, based on market price per share	17.50%*	5.23%	41.54%	(9.87%)	21.21%	7.59%
RATIOS AND SUPPLEMENTAL DATA
Net assets applicable to Common Stock end of period (000’s omitted)	$1,227,414	$1,087,971	$1,081,698	$896,789	$1,070,483	$1,022,535
Ratio of expenses to average net assets applicable to Common Stock	1.30%**	1.22%	1.28%	1.20%	1.28%	1.27%
Ratio of net income to average net assets applicable to Common Stock	0.13%**	0.32%	0.81%	0.78%	0.79%	0.78%
Portfolio turnover rate	12.05%*	19.33%	17.76%	23.00%	19.58%	20.29%

PREFERRED STOCK
Liquidation value, end of period (000’s omitted)	$190,117	$190,117	$190,117	$190,117	$190,117	$190,117
Asset coverage	746%	672%	669%	572%	663%	638%
Asset coverage per share	$186.40	$168.07	$167.24	$142.93	$165.77	$159.46
Liquidation preference per share	$25.00	$25.00	$25.00	$25.00	$25.00	$25.00
Market value per share	$27.38	$27.50	$27.60	$25.72	$26.59	$25.77

*Not annualized

**Annualized

11

NOTES TO FINANCIAL STATEMENTS (Unaudited)
General American Investors

1. Significant Accounting Policies and Other Matters – General American Investors Company, Inc. (the “Company”), established in 1927, is registered under the Investment Company Act of 1940 as a closed-end, diversified management investment company. It is internally managed by its officers under the direction of the Board of Directors.

The accompanying financial statements have been prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”) pursuant to the requirements for reporting; Accounting Standards Codification 946, Financial Services – Investment Companies (“ASC 946”), and Regulation S-X.

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income, expenses, and gains and losses during the reported period. Changes in the economic environment, financial markets, and any other parameters used in determining these estimates could cause actual results to differ, and these differences could be material.

a.Security Valuation Equity securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the period. Equity securities reported on the NASDAQ national market are valued at the official closing price on that day. Listed and NASDAQ equity securities for which no sales are reported on that day and other securities traded in the over-the-counter market are valued at the last bid price (asked price for options written) on the valuation date. Equity securities traded primarily in foreign markets are valued at the closing price of such securities on their respective exchanges or markets. Corporate debt securities, domestic and foreign, are generally traded in the over-the-counter market rather than on a securities exchange. The Company utilizes the latest bid prices provided by independent dealers and information with respect to transactions in such securities to determine current market value. If, after the close of foreign markets, conditions change significantly, the price of certain foreign securities may be adjusted to reflect fair value as of the time of the valuation of the portfolio. Investments in money market funds are valued at their net asset value.

b.Options The Company may purchase and write (sell) put and call options. The Company purchases put options or writes call options to hedge the value of portfolio investments while it purchases call options and writes put options to obtain equity market exposure. The risk associated with purchasing an option is that the Company pays a premium whether or not the option is exercised. Additionally, the Company bears the risk of loss of the premium and a change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums received from writing options are reported as a liability on the Statement of Assets and Liabilities. Those that expire unexercised are treated by the Company on the expiration date as realized gains on written option transactions in the Statement of Operations. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss on written option transactions in the Statement of Operations. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss on investments in the Statement of Operations. If a written put option is exercised, the premium reduces the cost basis for the securities purchased by the Company and is parenthetically disclosed on the Statement of Assets and Liabilities. The Company as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option. See Note 4 for option activity.

c.Security Transactions and Investment Income Security transactions are recorded as of the trade date. Realized gains and losses are determined on the specific identification method. Dividend income and distributions to stockholders are recorded as of the ex-dividend dates. Interest income, adjusted for amortization of discount and premium on investments, is earned from settlement date and is recognized on the accrual basis. Cost of short-term investments represent amortized cost.

d.Foreign Currency Translation and Transactions Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies versus U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Company’s Board of Directors. The Company does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. These changes are combined and included in net realized and unrealized gain or loss on the Statement of Operations.

12

NOTES TO FINANCIAL STATEMENTS (Unaudited) - continued
General American Investors

Realized foreign exchange gains or losses may also arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses may also arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. companies as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

e.Dividends and Distributions The Company expects to pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually to common shareholders and quarterly to preferred shareholders. Dividends and distributions to common and preferred shareholders, which are determined in accordance with Federal income tax regulations are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified to paid-in capital as they arise.

f.Federal Income Taxes The Company’s policy is to fulfill the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income to its stockholders. Accordingly, no provision for Federal income taxes is required. In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Company’s tax positions taken or expected to be taken on Federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Company’s financial statements.

g.Contingent Liabilities Amounts related to contingent liabilities are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of a matter that are reasonably estimable and, if so, they are included in the accrual.

h.Indemnifications In the ordinary course of business, the Company enters into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these indemnification provisions and expects any future risk of loss thereunder to be remote.

i.Coronavirus Pandemic The Coronavirus (COVID-19) pandemic has caused significant humanitarian and economic disruption both nationally and internationally. For the most part, governments worldwide have responded with significant fiscal and monetary stimulus to offset the decline in commercial activity. Improved treatments have been administered to those infected and multiple vaccines have been developed and are being broadly administered with the goal of achieving herd immunity and reducing the impact of the virus over time. Increased market volatility has occurred since February 2020. The Company, like many others, has adopted a telecommuting (i.e., work from home) posture in response but, otherwise continues to operate without significant adverse impact in light of the above events.

2.Fair Value Measurements – Various data inputs are used in determining the value of the Company’s investments. These inputs are summarized in a hierarchy consisting of the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities (including money market funds which are valued at net asset value, typically $1 per share),

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, etc.), and

Level 3 - significant unobservable inputs (including assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Company’s net assets as of June 30, 2021:

1.Significant Accounting Policies and Other Matters – (Continued from bottom of previous page.)

13

NOTES TO FINANCIAL STATEMENTS (Unaudited) - continued
General American Investors

Assets	Level 1	Level 2	Level 3	Total
Common stocks	$1,281,285,133	—	—	$1,281,285,133
Rights	—	—	—	—
Purchased options	71,435	—	—	71,435
Money market fund	154,810,707	—	—	154,810,707
Total	$1,436,167,275	—	—	$1,436,167,275

Liabilities	Level 1	Level 2	Level 3	Total
Options written	$841,970	—	—	$841,970

No transfers among levels occurred during the six month ended June 30, 2021.

3.Purchases and Sales of Securities – Purchases and sales of securities (other than short-term securities and options) for the six months ended June 30, 2021 amounted to $159,426,261 and $140,185,556, on long transactions, respectively.

4.Options – The level of activity in purchased and written options varies from year-to-year based upon market conditions. Transactions in purchased call and put options, as well as written covered call options and collateralized put options during the six months ended June 30, 2021 were as follows:

Purchased Options	Calls		Puts
	Contracts	Cost Basis	Contracts	Cost Basis
Outstanding, December 31, 2020	—	—	200	$484,675
Purchased	2,805	$398,332	—	—
Exercised	(1,623)	(315,029)	—	—
Expired	(83)	(2,392)	(200)	(484,675)
Outstanding, June 30, 2021	1,099	$80,911	—	$—

Written Options	Covered Calls		Collateralized Puts
	Contracts	Premiums	Contracts	Premiums
Outstanding, December 31, 2020	200	$273,548	263	$48,156
Written	8,100	1,456,789	10,567	2,108,755
Terminated in closing purchase transaction	(3,500)	(540,275)	(7,735)	(1,303,454)
Assigned	(200)	(273,548)	—	—
Expired	(1,000)	(65,963)	—	—
Outstanding, June 30, 2021	3,600	$850,551	3,095	$853,457

5.Capital Stock and Dividend Distributions – The authorized capital stock of the Company consists of 50,000,000 shares of Common Stock, $1.00 par value, and 10,000,000 shares of Preferred Stock, $1.00 par value. With respect to the Common Stock, 24,181,874 shares were issued and outstanding; 8,000,000 Preferred Shares were originally issued and 7,604,687 were outstanding on June 30, 2021.

On September 24, 2003, the Company issued and sold 8,000,000 shares of its 5.95% Cumulative Preferred Stock, Series B in an underwritten offering. The Preferred Shares were noncallable for the 5 year period ended September 24, 2008 and have a liquidation preference of $25.00 per share plus accumulated and unpaid dividends to the date of redemption.

On December 10, 2008, the Board of Directors authorized the repurchase of up to 1 million Preferred Shares in the open market at prices below $25.00 per share. This authorization has been renewed annually thereafter. To date, 395,313 shares have been repurchased.

The Company allocates distributions from net capital gains and other types of income proportionately among holders of shares of Common Stock and Preferred Stock. To the extent that dividends on the shares of Preferred Stock are not paid from net capital gains, they will be paid from investment company taxable income, or will represent a return of capital.

Under the Investment Company Act of 1940, the Company is required to maintain an asset coverage of at least 200% of the Preferred Stock. In addition, pursuant to Moody’s Investor Service, Inc. Rating Agency Guidelines, the Company is required to maintain a certain discounted asset coverage for its portfolio that equals or exceeds a Basic Maintenance Amount. If the Company fails to meet these requirements in the future and does not cure such failure, the Company may be required to redeem, in whole or in part, shares of Preferred Stock at a redemption price of $25.00 per share plus

2.Fair Value Measurements – (Continued from bottom of previous page.)

14

NOTES TO FINANCIAL STATEMENTS (Unaudited) - continued
General American Investors

accumulated and unpaid dividends. In addition, failure to meet the foregoing asset coverage requirements could restrict the Company’s ability to pay dividends on shares of Common Stock and could lead to sales of portfolio securities at inopportune times.

The holders of Preferred Stock have voting rights equivalent to those of the holders of Common Stock (one vote per share) and, generally, vote together with the holders of Common Stock as a single class.

Holders of Preferred Stock will elect two members to the Company’s Board of Directors and the holders of Preferred and Common Stock, voting as a single class, will elect the remaining directors. If the Company fails to pay dividends on the Preferred Stock in an amount equal to two full years’ dividends, the holders of Preferred Stock will have the right to elect a majority of the directors. In addition, the Investment Company Act of 1940 requires that approval of the holders of a majority of any outstanding Preferred Shares, voting separately as a class, would be required to (a) adopt any plan of reorganization that would adversely affect the Preferred Stock and (b) take any action requiring a vote of security holders, including, among other things, changes in the Company’s subclassification as a closed-end investment company or changes in its fundamental investment policies.

The Company presents its Preferred Stock, for which its redemption is outside of the Company’s control, outside of the net assets applicable to Common Stock in the Statement of Assets and Liabilities.

Transactions in Common Stock during the six months ended June 30, 2021 and the year ended December 31, 2020 were as follows:

	Shares		Amount
	2021	2020	2021	2020
Par value of Shares issued in payment of dividends and distributions (issued from treasury)	—	725,430	—	$725,430
Increase in paid-in capital	—	—	—	25,988,530
Total increase	—	725,430	—	26,713,960
Par value of Shares purchased (at an average discount from net asset value of 14.6% and 16.5%, respectively)	(546,332)	(750,415)	$(546,332)	(750,415)
Decrease in paid-in capital	—	—	(21,265,191)	(25,564,718)
Total decrease	(546,332)	(750,415)	(21,811,523)	(26,315,133)
Net decrease	(546,332)	(24,985)	$(21,811,523)	$398,827

At June 30, 2021, the Company held in its treasury 7,798,998 shares of Common Stock with an aggregate cost of $267,850,462.

The tax basis distributions during the year ended December 31, 2020 are as follows: ordinary distributions of $4,241,853 and net capital gains distributions of $67,658,671. As of December 31, 2020, distributable earnings on a tax basis totaled $681,564,932 consisting of $10,330,141 from undistributed net capital gains and $671,234,791 from net unrealized appreciation on investments. Reclassifications arising from permanent “book/tax” difference reflect non-tax deductible expenses during the year ended December 31, 2020. As a result, additional paid-in capital was decreased by $763,267 and total distributable earnings was increased by $763,267. Net assets were not affected by this reclassification. As of December 31, 2020, the Company had wash loss deferrals of $511,174 and straddle loss deferrals of $2,292,993.

6.Officers’ Compensation – The aggregate compensation accrued and paid by the Company during the six months ended June 30, 2021 to its officers (identified on back cover) amounted to $3,594,699.

7.Benefit Plans – The Company has funded (qualified) and unfunded (supplemental) noncontributory defined benefit pension plans that are available to its employees. The pension plans provide defined benefits based on years of service and final average salary with an offset for a portion of social security covered compensation. The components of the net periodic benefit cost (income) of the plans for the six months ended June 30, 2021 were:

Service cost	$367,327
Interest cost	366,573
Expected return on plan assets	(863,050)
Amortization of recognized net actuarial loss	322,660
Net periodic benefit cost	$193,510

5.Capital Stock and Dividend Distributions – (Continued from bottom of previous page.)

15

NOTES TO FINANCIAL STATEMENTS (Unaudited) - continued
General American Investors

The Company recognizes the overfunded status of its defined benefit postretirement plan as an asset in the Statement of Assets and Liabilities and recognizes changes in funded status in the year in which the changes occur through other comprehensive income.

The Company also has funded (qualified) and unfunded (supplemental) defined contribution thrift plans that are available to its employees. The aggregate cost of such plans for the six months ended June 30, 2021 was $1,304,320. The qualified thrift plan acquired 9,600 shares in the open market of the Company’s Common Stock during the six months ended June 30, 2021 and held 517,045 shares of the Company’s Common Stock at June 30, 2021.

8.Operating Lease Commitment – The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2016-02, Leases, which requires lessees to reassess if a contract is or contains lease agreements and assess the lease classification to determine if they should recognize a right-of-use asset and offsetting liability on the Statement of Assets and Liabilities that arises from entering into a lease, including an operating lease. The right-of-use asset and offsetting liability is reported on the Statement of Assets and Liabilities in line items entitled, “Present value of future office lease payments.” Since the operating lease does not specify an implicit rate, the right-of-use asset and liability have been calculated using a discount rate of 3.0%, which is based upon high quality corporate interest rates for a term equivalent to the lease period as of January 1, 2018. The annual cost of the operating lease continues to be reflected as an expense in the Statements of Operations and Changes in Net Assets.

In 2017, the Company entered into an operating lease agreement for office space which will expire in 2028 and provide for aggregate rental payments of approximately $6,437,500. The lease agreement contains clauses whereby the Company will receive free rent for a specified number of months and credit towards construction of office improvements and incurs escalations annually relating to operating costs and real property taxes and to annual rent charges beginning in 2023. Rental expense approximated $297,100 for the six months ended June 30, 2021. The Company has the option to extend the lease for an additional five years at market rates. As of June 30, 2021, no consideration has been given to extending this lease. Minimum rental commitments under this operating lease are approximately:

2021	$312,000
2022	624,000
2023	631,000
2024	663,000
2025	663,000
Thereafter	1,879,000
Total Remaining Lease Payments	4,772,000
Effect of Present Value Discounting	(492,367)
Present Value of Future Office Lease Payments	$4,279,633

OTHER MATTERS (Unaudited)

Previous purchases of the Company’s Common and Preferred Stock are set forth in Note 5 on page 13. Prospective purchases of Common and Preferred Stock may be made at such times, at such prices, in such amounts and in such manner as the Board of Directors may deem advisable.

The policies and procedures used by the Company to determine how to vote proxies relating to portfolio securities and the Company’s proxy voting record for the twelve-month period ended June 30, 2020 are available: (1) without charge, upon request, by calling us at our toll-free telephone number (1-800-436-8401), (2) on the Company’s website at www.generalamericaninvestors.com and (3) on the Securities and Exchange Commission’s website at www.sec.gov.

On April 29, 2021, the Company submitted a CEO annual certification to the New York Stock Exchange (“NYSE”) on which the Company’s principal executive officer certified that he was not aware, as of that date, of any violation by the Company of the NYSE’s Corporate Governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Company’s principal executive and principal financial officer made a semi-annual certification, included in a filing with the SEC on Form N-CSR as of December 31, 2020 relating to, among other things, the Company’s disclosure controls and procedures and internal control over financial reporting, as applicable.

7.Benefit Plans – (Continued from bottom of previous page.)

GENERAL AMERICAN INVESTORS
COMPANY, INC.

SEMI-ANNUAL REPORT

June 30, 2021

A Closed-End Investment Company

listed on the New York Stock Exchange

530 FIFTH AVENUE

NEW YORK • NY 10036

212-916-8400 • 1-800-436-8401

E-mail: InvestorRelations@gainv.com

www.generalamericaninvestors.com

DIRECTORS*

Spencer Davidson, Chairman

Arthur G. Altschul, Jr. Rodney B. Berens Clara E. Del Villar John D. Gordan, III Betsy F. Gotbaum	Rose P. Lynch Jeffrey W. Priest Savannah Sachs Henry R. Schirmer

(*The Company is a stand-alone fund.)

OFFICERS

Jeffrey W. Priest, President and Chief Executive Officer

Anang K. Majmudar, Senior Vice-President

Andrew V. Vindigni, Senior Vice-President

Craig A. Grassi, Vice-President

Liron Kronzon, Vice-President

Sally A. Lynch, Vice-President

Eugene S. Stark, Vice-President, Administration, Principal
Financial Officer & Chief Compliance Officer

Samantha X. Jin, Treasurer

Linda J. Genid, Corporate Secretary

Connie A. Santa Maria, Assistant Corporate Secretary

SERVICE COMPANIES

Counsel Sullivan & Cromwell LLP Independent Auditors Ernst & Young LLP Custodian and Accounting Agent State Street Bank and Trust Company	Transfer Agent and Registrar American Stock Transfer & Trust Company, LLC 6201 15th Avenue Brooklyn, NY 11219 1-800-413-5499 www.amstock.com

ITEM 2. CODE OF ETHICS.

Not applicable to this semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this semi-annual report.

ITEM 6. SCHEDULE OF INVESTMENTS

The schedule of investments in securities of unaffiliated issuers is included as part of the report to stockholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this semi-annual report.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this semi-annual report.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) General American Investors Company, Inc. Common Stock (GAM)

Period 2021	(a) Total Number of shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
01/01-01/31	117,237	$37.7936	117,237	897,424
02/01-02/28	85,141	38.4456	85,141	812,283
03/01-03/31	132,464	39.0220	132,464	679,819
04/01-04/30	118,079	41.6479	118,079	561,740
05/01-05/31	43,122	42.5231	43,122	518,618
06/01-06/30	50,289	43.4882	50,289	468,329
Total for the period	546,332		546,332

Note -	The Board of Directors has authorized the repurchase of the registrant’s common stock when the shares are trading at a discount from the underlying net asset value of at least 8%. This represents a continuation of the repurchase program which began in March 1995. As of the beginning of the period, January 1, 2021, there were 1,014,661 shares available for repurchase under the aforementioned extension of such authorization. As of the end of the period, June 30, 2021, there were 468,329 shares available for repurchase under this program.

(b) General American Investors Company, Inc. Preferred Stock (GAMpB)

Period 2021	(a) Total Number of shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
01/01-01/31	—		—	604,687
02/01-02/28	—		—	604,687
03/01-03/31	—		—	604,687
04/01-04/30	—		—	604,687
05/01-05/31	—		—	604,687
06/01-06/30	—		—	604,687
Total for period	—		—

Note -	The Board of Directors has authorized the repurchase of the registrant's preferred stock when the shares are trading at a price not in excess of $25.00 per share. As of the beginning of the period, January 1, 2021, there were 604,687 shares available for repurchase under such authorization. As of the end of the period, June 30, 2021, there were 604,687 shares available for repurchase under this program.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors as set forth in the registrant's Proxy Statement, dated February 18, 2021.

ITEM 11. CONTROLS AND PROCEDURES.

Conclusions of principal officers concerning controls and procedures

(a) As of June 30, 2021, an evaluation was performed under the supervision and with the participation of the officers of General American Investors Company, Inc. (the "Registrant"), including the principal executive officer ("PEO") and principal financial officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of June 30, 2021, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal period that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

ITEM 13. EXHIBITS

(a)	(1)	The code of ethics disclosure required by Item 2 is not applicable to this semi-annual report.

(2)	See separate certifications (Exhibit 99 CERT) for each of the principal executive officer and the principal financial officer of the Registrant pursuant to Rule 30a-2(a) under the Investment Company Act of 1940.

(3)	Written solicitation to purchase securities is not applicable to this semi-annual report.

(4)	Change in independent public accountant is not applicable to this semi-annual report.

(b)	A certification (Exhibit 99.906 CERT) by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

General American Investors Company, Inc.

By:	/s/ Eugene S. Stark
Eugene S. Stark
Vice-President, Administration

Date: August 5, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey W. Priest
Jeffrey W. Priest
President and Chief Executive Officer
(Principal Executive Officer)

Date: August 5, 2021

By:	/s/ Eugene S. Stark
Eugene S. Stark
Vice-President, Administration
(Principal Financial Officer)

Date: August 5, 2021